Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
September 30, 2025
VIPCAP-NPRT3-1125
1.822576.120
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Erste Group Bank AG	127,691	12,552,350
BRAZIL - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (a)	4,963	11,598,232
CANADA - 6.6%
Financials - 1.4%
Capital Markets - 1.4%
Brookfield Asset Management Ltd Class A (United States) (b)	214,112	12,191,537
Industrials - 1.2%
Professional Services - 1.2%
Thomson Reuters Corp	70,657	10,971,458
Information Technology - 4.0%
IT Services - 2.1%
Shopify Inc Class A (United States) (a)	126,331	18,774,050
Software - 1.9%
Constellation Software Inc/Canada	6,458	17,531,217
TOTAL INFORMATION TECHNOLOGY		36,305,267

TOTAL CANADA		59,468,262
CHINA - 5.5%
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Tencent Holdings Ltd	382,146	32,562,509
Consumer Discretionary - 1.9%
Broadline Retail - 1.9%
Prosus NV Class N	235,130	16,627,230
TOTAL CHINA		49,189,739
DENMARK - 1.4%
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	64,782	12,883,956
FRANCE - 5.1%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	5,550	13,572,781
Industrials - 2.0%
Aerospace & Defense - 2.0%
Safran SA	49,874	17,698,740
Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	67,472	14,058,238
TOTAL FRANCE		45,329,759
GERMANY - 12.4%
Financials - 3.0%
Banks - 1.6%
Commerzbank AG	372,105	14,019,154
Capital Markets - 1.4%
Deutsche Boerse AG	47,458	12,708,832
TOTAL FINANCIALS		26,727,986

Industrials - 5.3%
Aerospace & Defense - 3.6%
MTU Aero Engines AG	27,180	12,473,884
Rheinmetall AG	8,507	19,820,479
		32,294,363
Electrical Equipment - 1.7%
Siemens Energy AG (a)	132,044	15,525,618
TOTAL INDUSTRIALS		47,819,981

Information Technology - 2.4%
Software - 2.4%
SAP SE	79,289	21,230,996
Materials - 1.7%
Construction Materials - 1.7%
Heidelberg Materials AG	67,652	15,292,445
TOTAL GERMANY		111,071,408
INDIA - 9.9%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Bharti Airtel Ltd	593,388	12,546,093
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
MakeMyTrip Ltd (a)	126,038	11,797,157
Financials - 3.2%
Banks - 3.2%
HDFC Bank Ltd/Gandhinagar	1,355,893	14,514,017
ICICI Bank Ltd	916,909	13,887,654
		28,401,671
Industrials - 4.0%
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	308,680	12,713,133
Passenger Airlines - 1.3%
InterGlobe Aviation Ltd (c)(d)	183,910	11,581,060
Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd	721,107	11,391,837
TOTAL INDUSTRIALS		35,686,030

TOTAL INDIA		88,430,951
ISRAEL - 3.8%
Financials - 2.9%
Banks - 2.9%
Bank Hapoalim BM	653,238	13,276,971
Bank Leumi Le-Israel BM	653,017	12,872,254
		26,149,225
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Next Vision Stabilized Systems Ltd	178,200	8,070,165
TOTAL ISRAEL		34,219,390
ITALY - 1.5%
Consumer Discretionary - 1.5%
Automobiles - 1.5%
Ferrari NV (Italy)	28,651	13,845,280
JAPAN - 4.4%
Communication Services - 0.6%
Entertainment - 0.6%
Capcom Co Ltd	62,300	1,694,782
Nintendo Co Ltd	39,300	3,400,207
		5,094,989
Financials - 0.1%
Insurance - 0.1%
Tokio Marine Holdings Inc	26,400	1,117,331
Industrials - 3.7%
Industrial Conglomerates - 2.0%
Hitachi Ltd	690,893	18,303,876
Machinery - 1.7%
Mitsubishi Heavy Industries Ltd	570,470	14,928,691
TOTAL INDUSTRIALS		33,232,567

TOTAL JAPAN		39,444,887
SINGAPORE - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Sea Ltd Class A ADR (a)	72,567	12,969,900
SPAIN - 1.9%
Utilities - 1.9%
Electric Utilities - 1.9%
Iberdrola SA	909,419	17,214,697
SWITZERLAND - 1.8%
Financials - 1.8%
Insurance - 1.8%
Zurich Insurance Group AG	22,356	15,979,697
TAIWAN - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,079,604	46,911,044
UNITED KINGDOM - 10.1%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 2.7%
Compass Group PLC	370,000	12,611,731
InterContinental Hotels Group PLC	94,414	11,415,636
		24,027,367
Financials - 1.4%
Capital Markets - 1.4%
3i Group PLC	232,241	12,801,816
Industrials - 6.0%
Aerospace & Defense - 4.0%
BAE Systems PLC	568,626	15,828,518
Rolls-Royce Holdings PLC	1,274,526	20,487,065
		36,315,583
Professional Services - 2.0%
RELX PLC	368,808	17,621,219
TOTAL INDUSTRIALS		53,936,802

TOTAL UNITED KINGDOM		90,765,985
UNITED STATES - 22.7%
Communication Services - 1.7%
Entertainment - 1.7%
Spotify Technology SA (a)	21,994	15,351,812
Financials - 8.0%
Capital Markets - 2.6%
Moody's Corp	24,039	11,454,103
S&P Global Inc	24,371	11,861,609
		23,315,712
Financial Services - 2.6%
Mastercard Inc Class A	20,097	11,431,375
Visa Inc Class A	35,827	12,230,621
		23,661,996
Insurance - 2.8%
Arthur J Gallagher & Co	40,549	12,559,647
Marsh & McLennan Cos Inc	58,281	11,745,370
		24,305,017
TOTAL FINANCIALS		71,282,725

Industrials - 9.7%
Aerospace & Defense - 1.5%
TransDigm Group Inc	10,046	13,240,829
Building Products - 1.4%
Trane Technologies PLC	28,984	12,230,089
Commercial Services & Supplies - 1.4%
Waste Connections Inc	70,332	12,364,322
Construction & Engineering - 1.5%
Ferrovial SE	235,384	13,480,479
Electrical Equipment - 3.9%
Eaton Corp PLC	34,549	12,929,963
Schneider Electric SE	79,224	22,299,348
		35,229,311
TOTAL INDUSTRIALS		86,545,030

Materials - 3.3%
Chemicals - 0.3%
Linde PLC	5,177	2,459,075
Construction Materials - 3.0%
CRH PLC (United Kingdom)	120,334	14,377,616
Holcim AG	147,039	12,546,039
		26,923,655
TOTAL MATERIALS		29,382,730

TOTAL UNITED STATES		202,562,297
TOTAL COMMON STOCKS (Cost $618,351,744)		864,437,834

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	19,109,496	19,113,318
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	2,189,381	2,189,600
TOTAL MONEY MARKET FUNDS (Cost $21,302,918)			21,302,918

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $639,654,662)	885,740,752
NET OTHER ASSETS (LIABILITIES) - 1.2%	11,195,491
NET ASSETS - 100.0%	896,936,243

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,581,060 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,581,060 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,912,417	262,701,592	248,501,916	265,892	1,225	-	19,113,318	19,109,496	0.0%
Fidelity Securities Lending Cash Central Fund	-	70,762,554	68,572,954	18,461	-	-	2,189,600	2,189,381	0.0%
Total	4,912,417	333,464,146	317,074,870	284,353	1,225	-	21,302,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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